United States Securities and Exchange Commission

                             Washington, D.C. 20549

                                    Form N-PX

                      Annual Report of Proxy Voting Record

                   of Registered Management Investment Company

                  Investment Company Act File Number: 811-21351

                                   Registrant
                         SEI Absolute Return Fund, L.P.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                                 (610) 676-1114


                                Agent for Service
                                 Kevin P. Robins
                     SEI Investments Management Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                        Date of Fiscal Year End: March 31
             Date of Reporting Period: July 1, 2005 to June 30, 2006


Item 1. Proxy Voting Record
---------------------------
SEI Absolute Return Fund, L.P. did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



SEI Absolute Return Fund, L.P.

By: /s/ Kevin P. Robins, President

Date: August 30, 2006